Long-Term Debt and Obligations	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Long-Term Debt and Obligations

8.	Long-Term Debt and Obligations

In November 2010, the Company amended its existing loan and security agreement (the “Amended Agreement”). Under the Amended Agreement, the financial institution provided a $5.0 million operating facility, consisting of a $2.0 million term loan to finance the acquisition of property and equipment, a $1.5 million revolving line and a $1.5 million accounts receivable revolving line. Advances under the term loan were payable over 36 months and advances under the revolving lines were due November 8, 2012. As discussed below, all of the indebtedness incurred under this loan and security agreement was repaid in connection with the entry into a new credit facility in March 2012.

In March 2012, the Company entered into a $15.0 million credit facility that consists of a $13.0 million term loan and a $2.0 million accounts receivable revolving line of credit with a maturity date of November 2015 and interest rates based on the three-month LIBOR rate plus 8.39% (subject to a LIBOR floor of 0.50%) and the Prime Rate plus 3.70% (subject to a floor of 6.95%), respectively. At December 31, 2012, three-month LIBOR was equal to 0.31% and the Prime Rate was equal to 3.25%. At closing, the Company drew $7.5 million on the term facility and terminated its existing credit facility by paying off the outstanding balance of approximately $1.4 million.

In connection with the March 2012 draw down of the term loan, the Company issued warrants to purchase an aggregate of 44,389 shares of Series D preferred stock. These warrants were treated as debt discount and will be amortized over the term of the debt. These warrants have a ten-year term and an exercise price of $8.45 per share. The warrants were valued at the date of issuance at $263,000 using the Black-Scholes option pricing model with the following assumptions; fair value of preferred stock equal to exercise price of warrant, volatility of 61.0%, and a risk free interest rate of 2.20%. In connection with the Company’s initial public offering, these warrants became exercisable for shares of the Company’s common stock.

In December 2012, the Company drew down the remaining $5.5 million term loan under the Company’s credit facility. In connection with this borrowing, the Company issued warrants to purchase an aggregate of 32,551 shares of Series D preferred stock, which were valued at the date of issuance at $184,000 using the Black-Scholes option pricing model with the following assumptions: fair value of preferred stock equal to exercise price of warrant, volatility of 58.0% and a risk-free interest rate of 1.63%. In connection with the Company’s initial public offering, these warrants became exercisable for shares of the Company’s common stock.

Also, in December 2012, the credit facility was amended to allow for the borrowing on or prior to April 30, 2013 of up to an additional $10.0 million in term loans, subject to the Company’s satisfaction of a revenue-based milestone. Upon the closing of the initial public offering, the period during which the Company is required to only pay interest on all outstanding term borrowings was extended from May 2013 to January 2014 and the maturity date was also extended by eight months. In addition, the credit facility was amended to provide that if the Company borrows any of the additional $10.0 million in term loans, then the Company must comply with financial covenants based on life sciences revenue over the remaining term of the facility on a trailing three month basis. In connection with the amendment, the Company issued the lenders warrants to purchase an aggregate of 20,837 shares of its Series E preferred stock at an exercise price of $14.40 per share. These warrants have a ten-year term and were valued at the date of issuance at $201,000 using the Black-Scholes option pricing model with the following assumptions: fair value of preferred stock equal to exercise price of warrants, volatility of 58.0% and a risk-free interest rate of 1.78%. In connection with the Company’s initial public offering, these warrants became exercisable for shares of the Company’s common stock.

In April 2013, the Company incurred $5.0 million (unaudited) in term loan borrowings under the facility, in connection with which it issued the lenders warrants to purchase 10,418 (unaudited) additional shares of its Series E preferred stock at an exercise price of $14.40 per share. In connection with the Company’s initial public offering, these warrants became exercisable for shares of the Company’s common stock. Pursuant to the December 2012 amendment, all borrowings under the credit facility accrue interest at a rate of 8.89%.

The credit facility contains customary conditions to borrowing, events of default and covenants, including covenants that restrict the Company’s ability to dispose of assets, merge with or acquire other entities, incur indebtedness, incur encumbrances, make distributions to holders of the Company’s capital stock, make investments or engage in transactions with its affiliates. In addition, the Company must comply with a financial covenant based on life sciences revenue. This financial covenant is measured monthly on a trailing three month basis. The Company was in compliance with all covenants as of September 30, 2013 (unaudited). The Company’s obligations under the credit facility are secured by substantially all of its assets other than intellectual property.

In August 2013, the Company entered into an equipment lease of hardware, software and capitalized installation costs over a lease term of three years expiring July 2016. The amount financed totaled approximately $410,000 (unaudited) and is being repaid over the term of the lease. The lease is interest free and ownership of the property transfers to the Company at the end of the term.

Pursuant to an office building lease, the owner of the building financed a portion of tenant improvements under an arrangement in which the Company is obligated to pay the amount financed over the term of the lease. The amount financed totaled $843,000 and is being repaid over the five-year term of the lease, which expires in August 2016. Interest accrues on the unpaid balance at a rate of 10% per annum.

Borrowings, including current portion, consisted of the following at:

	December 31,		September 30,
	2011	2012	2013
	(In thousands)
			(Unaudited)
Landlord payable	$404	$235	$98
Equipment line of credit	1,562	—	410
Term loans payable	—	13,115	18,271

	1,966	13,350	18,779
Less: Unamortized debt discount	(79)	(591)	(566)
Current portion	(875)	(2,789)	(4,405)

Non-current portion	$1,012	$9,970	$13,808

Scheduled future payments for principal obligations under outstanding debt facilities at December 31, 2012 and September 30, 2013 were as follows:

	December 31, 2012	September 30, 2013
	(In thousands)
Long-term debt:		(Unaudited)
2013	$2,992	$48
2014	5,164	6,342
2015	5,104	7,458
2016	90	4,931

	$13,350	$18,779

In connection with previous bank borrowing arrangements, the Company issued warrants to purchase 4,691 shares of Series B preferred stock with an exercise price of $17.47 in 2007 and 2008 and a fair value at the date of issuance of $14,000 and warrants to purchase 16,093 shares of Series C preferred stock with an exercise price of $8.45 in 2010 with a fair value at the date of issuance of $72,000. These warrants have a contractual life of seven years and were valued at the date of issuance using the Black-Scholes option pricing model with the following assumptions: (1) fair value of preferred stock equal to exercise price of warrants; (2) volatility of 42% to 73%; and (3) risk free interest rates of 1.87% to 3.67%. In connection with the Company’s initial public offering, these warrants became exercisable for shares of the Company’s common stock.